Equity Method Investments	12 Months Ended
Feb. 28, 2021
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments
7.	EQUITY METHOD INVESTMENTS

The investments as of February 29, 2020 and February 28, 2021were as follows:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Equity-method investments:
- Four seasons Online Education (Cayman) Inc. ("FSOL")	—	34,892	5,390
- Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	—	1,774	274
- Huashi Dongfang (See Note 3)	1,295	—	—
- Others	—	118	19
Total	1,295	36,784	5,683

The Group purchased 2,564,103 Series B preferred shares and 1,923,077 Series B-2 preferred shares of FSOL in March and April 2020, respectively, with the total cash consideration of US$5,833 to acquire approximately 35.77% of FSOL. The Group accounted for the investment in FSOL under equity-method as the preferred shares were deemed in-substance common stocks and the Group has the ability to exert significant influence. The Group recognized investment loss of RMB2,857 in loss from equity method investments in fiscal year 2021.

The Group purchased 8.1% equity interest of Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing") in May 2020 with cash consideration of RMB3,000. The Group accounted for the investment in VIP Sing under equity-method as the Group has the ability to exert significant influence through the board seat held by the Group. The Group recognized investment loss of RMB1,226 in loss from equity method investments in fiscal year 2021.